BORROWINGS - Long-term bank borrowings (Details) ¥ in Thousands, SFr in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Oct. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Debt Instrument [Line Items]
Repayment of long-term borrowings				¥ 20,157	$ 2,761		¥ 0	¥ 0
Long-term bank borrowings, current portion				116,453			1,782
Long-term borrowings				269,438			285,898
Swiss Company
Debt Instrument [Line Items]
long-term borrowings							2,516			SFr 299
Long-Term Debt
Debt Instrument [Line Items]
Unused bank facility				576,102
Shanghai Hesai Long Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)			2 years
Line of credit facility, maximum borrowing capacity			¥ 700,000
Annual interest rate			1.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember
Credit facility agreement				563,225
Amount drew drawn				18,569			261,345
Outstanding balance				298,387			¥ 279,817
Repaid outstanding balance				¥ 89,516
Weighted average interest rate				2.65%			2.65%		2.65%	2.65%
Zhejiang Hertz One Year Long Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)		1 year
Line of credit facility, maximum borrowing capacity		¥ 110,000
Annual interest rate		0.60%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember
Interest rate				2.83%	2.83%	2.83%	2.85%
Amount drew drawn				¥ 70,069			¥ 5,347
Outstanding balance				53,874			5,347
Amount drew drawn				21,542
Long-term bank borrowings, current portion				26,937			¥ 1,782
Zhejiang Hertz Five-Year Long-Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)	5 years
Line of credit facility, maximum borrowing capacity	¥ 150,000
Interest rate	2.50%
Amount drew drawn				31,637
Outstanding balance				31,637
Long Term Debt Assumed In Acquisition
Debt Instrument [Line Items]
Repayment of long-term borrowings | SFr						SFr 50
Long-term borrowings				¥ 1,993					SFr 249